Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring Charges [Line Items]
Restructuring and related activities, term description	The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
Restructuring costs	¥ 24,710	¥ 33,005	¥ 22,379
Music
Restructuring Charges [Line Items]
Restructuring costs	3,185	3,192	6,630
Pictures
Restructuring Charges [Line Items]
Restructuring costs	545	4,795	2,922
Electronics Products & Solutions
Restructuring Charges [Line Items]
Restructuring costs	14,727	16,011	3,502
Headcount Reduction | Music
Restructuring Charges [Line Items]
Restructuring costs	3,185	3,192	¥ 6,630
Headcount Reduction | Pictures
Restructuring Charges [Line Items]
Restructuring costs		4,795
Manufacturing Sites and Sales Officers in Overseas [Member] | Electronics Products & Solutions
Restructuring Charges [Line Items]
Restructuring costs	¥ 14,727	¥ 16,011